Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Mar. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
ASSETS
NON-CURRENT ASSETS
Interest in a subsidiary	2,372	2,372	303
Total non-current assets	2,372	2,372	303
Total assets	2,372	2,372	303

CURRENT LIABILITIES
Amount due to subsidiary	28,673	17,073	2,182
Accrual	—	69,629	8,897
Total current liabilities	28,673	86,702	11,079
Total liabilities	28,673	86,702	11,079

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares: US$0.00000005 par value, 1,000,000,000,000 shares authorized as of March 31, 2023 and 2024, 60,000,000 shares issued and outstanding as of March 31, 2023 and 2024
Class A ordinary shares, US$0.00000005 par value, 900,000,000,000 shares authorized; 40,000,000 shares issued and outstanding as of March 31, 2023 and 2024	16	16	2
Class B ordinary shares, US$0.00000005 par value, 100,000,000,000 shares authorized; 20,000,000 shares issued and outstanding as of March 31, 2023 and 2024	8	8	1
Additional paid-in capital	2,348	2,348	300
Accumulated losses	(28,673)	(86,702)	(11,079)
Total shareholders’ equity (deficit)	(26,301)	(84,330)	(10,776)
Total liabilities and shareholders’ equity (deficit)	2,372	2,372	303

Schedule of Condensed Statements of Loss	Condensed Statements of Loss
	Years ended March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Operating expenses	—	(28,673)	(58,029)	(7,415)
Loss before income tax expenses	—	(28,673)	(58,029)	(7,415)
Income tax expenses	—	—	—	—
Net loss	—	(28,673)	(58,029)	(7,415)

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash Flows
	Years ended March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Cash flows from operating activities
Net loss	—	(28,673)	(58,029)	(7,415)
Changes in operating assets and liabilities:
Accrual	—	—	69,629	8,897
Net cash used in operating activities	—	(28,673)	11,600	1,482
Net cash generated from investing activities	—	—	—	—
Net cash generated from financing activities	—	—	—	—
Changes in amount due to a subsidiary	—	28,673	(11,600)	(1,482)
Net cash generated from financing activities	—	28,673	—	—
Net increase in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at the beginning of the year	—	—	—	—
Cash and cash equivalents at the end of the year	—	—	—	—